Expense Example - iShares J.P. Morgan EM High Yield Bond ETF - iShares J.P. Morgan EM High Yield Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628